Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of reconciliation of basic and diluted net loss per common share
The following is a reconciliation of basic and diluted net loss per common share:

(in thousands, except share and earnings per share data)	March 31, 2021	March 31, 2020
Basic and diluted:
Net loss attributable to stockholders of Advantage Solutions Inc.	$(116)	$(21,708)
Weighted-average number of common shares	317,601,345	203,750,000

Basic and diluted net loss per common share	$(0.00)	$(0.11)

The following is a reconciliation of basic and diluted net loss per common share:

	Year Ended December 31,
(in thousands, except share and earnings per share data)	2020	2019	2018
Basic and diluted:
Net loss attributable to stockholders	$(175,806)	$(21,172)	$(1,157,332)
Weighted average common shares outstanding	223,227,833	203,750,000	203,750,000

Basic and diluted loss per common share	$(0.79)	$(0.10)	$(5.68)